Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions		Jan. 31, 2021	Oct. 31, 2020
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		$ 50,951	$ 53,635
Gross unrealized gains on FVOCI securities		390	341
Gross unrealized losses on FVOCI securities		(7)	(8)
Financial assets measured at fair value through other comprehensive income		51,334	53,968
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		572	576
Gross unrealized gains on FVOCI securities		75	58
Gross unrealized losses on FVOCI securities		(38)	(49)
Financial assets measured at fair value through other comprehensive income		609	585
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		51,523	54,211
Gross unrealized gains on FVOCI securities		465	399
Gross unrealized losses on FVOCI securities		(45)	(57)
Financial assets measured at fair value through other comprehensive income		51,943	54,553
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		10,319	11,379
Gross unrealized gains on FVOCI securities		46	32
Gross unrealized losses on FVOCI securities			(2)
Financial assets measured at fair value through other comprehensive income		10,365	11,409
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		13,354	15,187
Gross unrealized gains on FVOCI securities		182	128
Financial assets measured at fair value through other comprehensive income		13,536	15,315
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		12,295	12,533
Gross unrealized gains on FVOCI securities		51	63
Financial assets measured at fair value through other comprehensive income		12,346	12,596
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		6,259	5,825
Gross unrealized gains on FVOCI securities		36	38
Gross unrealized losses on FVOCI securities		(3)	(2)
Financial assets measured at fair value through other comprehensive income		6,292	5,861
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		2,054	2,320
Gross unrealized gains on FVOCI securities		49	49
Gross unrealized losses on FVOCI securities		(1)	(1)
Financial assets measured at fair value through other comprehensive income		2,102	2,368
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		348	197
Gross unrealized losses on FVOCI securities		(2)	(2)
Financial assets measured at fair value through other comprehensive income		346	195
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		6,322	6,194
Gross unrealized gains on FVOCI securities		26	31
Gross unrealized losses on FVOCI securities		(1)	(1)
Financial assets measured at fair value through other comprehensive income		6,347	6,224
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		28	30
Gross unrealized gains on FVOCI securities	[1]	20	15
Gross unrealized losses on FVOCI securities	[1]		(3)
Financial assets measured at fair value through other comprehensive income	[1]	48	42
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total		544	546
Gross unrealized gains on FVOCI securities		55	43
Gross unrealized losses on FVOCI securities		(38)	(46)
Financial assets measured at fair value through other comprehensive income		$ 561	$ 543

[1]	Includes restricted stock.